Other Real Estate Owned (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Banking And Thrift [Abstract]
Summary of Other Real Estate Owned Activity

A summary of the activity in other real estate owned is as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands)

Balance at beginning of period	$62,140	$84,342	$63,460	$90,000
Additions	3,321	3,261	7,659	16,423
Capitalized improvements	0	52	28	352
OREO valuation adjustments, net(1)	(1,824)	(2,368)	(2,279)	(11,603)
Sales	(7,467)	(17,046)	(12,698)	(26,931)

Balance at end of period	$56,170	$68,241	$56,170	$68,241

(1)	Includes adjustments to the OREO reserve for probable losses and property writedowns.

A summary of the activity in other real estate owned is as follows:

	Nine Months Ended	Year Ended
	December 31, 2013	March 31, 2013
	(In thousands)
Balance at beginning of period	$84,342	$88,841
Additions (1)	19,352	75,727
Capitalized improvements	307	300
OREO valuation adjustments, net (2)	(4,937)	(26,733)
Valuation of deposit method property (3)	—	(3,301)
Transfer to premises and equipment	—	(2,870)
Sales	(35,604)	(47,622)

Balance at end of period	$63,460	$84,342

(1)	Includes a transfer from premises and equipment of a closed retail branch facility no longer used for banking purposes totaling $558,000 during the year ended March 31, 2013.
(2)	Includes adjustments to the OREO reserve for probable losses and property write-downs.
(3)	Represents the write-down to fair value less estimated selling costs of a loan classified as OREO due to a Bank financed sale of foreclosed property accounted for under the deposit method because of an inadequate down payment by the buyer. The buyer recently defaulted on this loan and the property has been foreclosed upon and revalued in OREO. The valuation amount includes the write-off of principal and interest payments received over the life of the loan totaling $1.4 million and a charge-off to the allowance for loan losses of $1.9 million.

Summary of OREO Valuation Allowance Activity

A summary of activity in the OREO valuation allowance is as follows:

	For the Three Months Ended June 30		For the Six Months Ended June 30
	2014	2013	2014	2013
	(In thousands)
Balance at beginning of period	$29,653	$36,009	$30,842	$31,128
Valuation adjustments(1)	1,824	2,368	2,279	11,603
Sales	(6,962)	(2,929)	(8,606)	(7,283)

Balance at end of period	$24,515	$35,448	$24,515	$35,448

(1)	Includes adjustments to the OREO reserve for probable losses and property writedowns.

A summary of activity in the OREO valuation allowance is as follows:

	Nine Months Ended December 31,		For the Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Balance at beginning of period	$36,009	$22,521	$22,521	$19,975
Provision	4,937	17,498	26,733	15,338
Sales	(10,104)	(8,891)	(13,245)	(12,792)

Balance at end of period	$30,842	$31,128	$36,009	$22,521

Summary of Net OREO Expenses

Net OREO expense consisted of the following components:

	Three Months Ended June 30		Six Months Ended June 30
	2014	2013	2014	2013
	(In thousands)
Valuation adjustments	$1,824	$2,368	$2,279	$11,603
Foreclosure cost expense	187	557	331	1,067
Expenses from operations, net	256	1,364	842	3,878

OREO expense, net	$2,267	$4,289	$3,452	$16,548

Net OREO expense consisted of the following components:

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Valuation adjustments	$4,937	$17,498	$26,733	$15,338
Foreclosure cost expense	1,541	2,093	2,602	4,387
Expenses from operations, net	3,319	5,721	8,236	8,959

OREO expense, net	$9,797	$25,312	$37,571	$28,684